Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Homestead Funds Trust
(The "Trust")
Rural America Growth & Income Fund,
a series of the Trust
Supplement Dated April 29, 2024     to the Prospectus dated May 1, 2024
IMPORTANT NOTICE
As previously announced, the Board of Trustees of the Trust (the "Board"), based upon the recommendation of Homestead Advisers Corp., the Trust's investment adviser (the "Adviser"), has determined to liquidate and terminate the Rural America Growth & Income Fund (the "Fund"). Due to the small amount of assets in the Fund and the expectation that the Fund's assets will not grow sufficiently in the foreseeable future, the Adviser believes that the Fund cannot continue to conduct its operations in an economically viable manner and that it is in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. After considering all the information presented to the Board, the Board concluded that it would be in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. To facilitate the orderly closure of the Fund, the Board has adopted a Plan of Liquidation and Termination for the Fund (the "Plan"). Shareholders who do not sell their shares of the Fund before the liquidation date set forth in the Plan, currently expected to be the close of business on June 12, 2024, will receive a liquidating distribution in cash equal to the amount of the net asset value of their shares. Thereafter, the Fund will be liquidated and dissolved, and all references to the Fund herein shall be removed.
Effective as of the close of business on April 30, 2024, the Fund is closed and will not accept any purchase orders. In connection with the termination of the Fund and as the Adviser deems appropriate, the Fund will begin the process of liquidating its portfolio securities and shareholders should be aware that the Fund will not be pursuing its stated investment objective or engaging in any business activities except for the purpose of winding up its affairs.
Prior to the close of business on June 10, 2024, shareholders of the Fund may exchange shares of the Fund for shares of the same class of any of the other Homestead Funds.
For taxable shareholders, the liquidating distribution will generally be treated as a redemption of shares and such shareholders may recognize a gain or loss for federal income tax purposes. Shareholders should consult with their tax advisors for information regarding all tax consequences applicable to investments in the Fund.
For more information, please call Homestead Funds at 800-258-3030.
Homestead Funds Trust
(The "Trust")
Rural America Growth & Income Fund,
a series of the Trust
Supplement Dated April 29, 2024
to the
Statement of Additional Information dated May 1, 2024
IMPORTANT NOTICE
As previously announced, the Board of Trustees of the Trust (the "Board"), based upon the recommendation of Homestead Advisers Corp., the Trust's investment adviser (the "Adviser"), has determined to liquidate and terminate the Rural America Growth & Income Fund (the "Fund"). Due to the small amount of assets in the Fund and the expectation that the Fund's assets will not grow sufficiently in the foreseeable future, the Adviser believes that the Fund cannot continue to conduct its operations in an economically viable manner and that it is in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. After considering all the information presented to the Board, the Board concluded that it would be in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. To facilitate the orderly closure of the Fund, the Board has adopted a Plan of Liquidation and Termination for the Fund (the "Plan"). Shareholders who do not sell their shares of the Fund before the liquidation date set forth in the Plan, currently expected to be the close of business on June 12, 2024, will receive a liquidating distribution in cash equal to the amount of the net asset value of their shares. Thereafter, the Fund will be liquidated and dissolved, and all references to the Fund herein shall be removed.
Effective as of the close of business on April 30, 2024, the Fund is closed and will not accept any purchase orders. In connection with the termination of the Fund and as the Adviser deems appropriate, the Fund will begin the process of liquidating its portfolio securities and shareholders should be aware that the Fund will not be pursuing its stated investment objective or engaging in any business activities except for the purpose of winding up its affairs.
Prior to the close of business on June 10, 2024, shareholders of the Fund may exchange shares of the Fund for shares of the same class of any of the other Homestead Funds.
For taxable shareholders, the liquidating distribution will generally be treated as a redemption of shares and such shareholders may recognize a gain or loss for federal income tax purposes. Shareholders should consult with their tax advisors for information regarding all tax consequences applicable to investments in the Fund.
For more information, please call Homestead Funds at 800-258-3030.

Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Value Fund seeks long-term growth of capital and income for the long-term investor.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any fee waiver or expense reimbursement, which, if applicable, is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund generally invests in stocks of companies selling below what Homestead Advisers believes to be their fundamental value. Under ordinary conditions, the Fund will invest at least 80% of its net assets in common stocks of U.S. and non-U.S. companies with market capitalizations of $2 billion or greater. On March 31, 2024, the weighted average market capitalization for all of the companies held in the portfolio was $316,391.6 million. Up to 20% of the Fund’s assets may be invested in other types of securities, including preferred stocks, investment-grade debt securities convertible into or exchangeable for common stocks and warrants, debt securities in the three highest credit categories as ranked by a NRSRO (for example, securities rated AAA, AA or A by Standard & Poor’s Corporation) or, if unrated, of comparable credit quality as determined by Homestead Advisers, and money market securities. The Fund’s investments in non-U.S. companies and other issuers may include, without limitation, American Depositary Receipts (“ADRs”), emerging market securities and securities denominated in foreign currencies, including the local currencies of emerging markets.
To determine whether a stock is undervalued, Homestead Advisers considers, among other factors, potential earning power, financial ratios and any competitive advantages a company may have. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. Homestead Advisers seeks to select stocks that it believes may benefit over time from a more reasonable market assessment of fundamental value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.258.3030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	homesteadfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart, the Fund’s best and worst quarters were as follows:
Best Quarter:
Q2 2020 | 16.29%
Worst Quarter:
Q1 2020 | -23.92%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns periods ended 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.

Value Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, you may lose money by investing in the Fund.
Value Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, political, economic or market developments, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.

Value Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself.

Value Fund | Value Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Value Style Risk The risk that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.

Value Fund | Investing in the United States Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investing in the United States Risk A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political instability. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Value Fund | Foreign Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Risk Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments and may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, legal, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.

Value Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar or other currencies, adversely affecting the value of the Fund’s investments. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Because the Fund’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Fund’s holdings rise.

Value Fund | Focused Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Focused Investment Risk A fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such a fund is more susceptible to any single economic, market, political or regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times. For example, the Fund may have a significant portion of its assets invested in securities of companies in the information technology sector. Companies in the information technology sector can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

Value Fund | Preferred Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Preferred Securities Risk The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Value Fund | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Convertible Securities Risk Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.

Value Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.
Value Fund | Manager Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Manager Risk The risk that the manager's decisions, including security selection, will cause the Fund to underperform relative to the Fund’s peers. There can be no assurance that the manager's investment techniques and decisions will produce the desired results. The Fund’s ability to achieve its investment objective is dependent upon the manager's ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager(s), including with other strategies and funds, does not guarantee future results for the Fund.

Value Fund | Value Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
1 YR	rr_ExpenseExampleYear01	$ 65
3 YR	rr_ExpenseExampleYear03	205
5 YR	rr_ExpenseExampleYear05	357
10 YR	rr_ExpenseExampleYear10	$ 798
2014	rr_AnnualReturn2014	13.66%
2015	rr_AnnualReturn2015	(1.28%)
2016	rr_AnnualReturn2016	12.26%
2017	rr_AnnualReturn2017	22.17%
2018	rr_AnnualReturn2018	(6.36%)
2019	rr_AnnualReturn2019	27.69%
2020	rr_AnnualReturn2020	7.61%
2021	rr_AnnualReturn2021	25.07%
2022	rr_AnnualReturn2022	(5.50%)
2023	rr_AnnualReturn2023	12.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.92%)
1 YR	rr_AverageAnnualReturnYear01	12.86%
5 YR	rr_AverageAnnualReturnYear05	12.88%
10 YR	rr_AverageAnnualReturnYear10	10.20%
Value Fund | Returns after taxes on distributions | Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	10.88%
5 YR	rr_AverageAnnualReturnYear05	9.76%
10 YR	rr_AverageAnnualReturnYear10	7.62%
Value Fund | Returns after taxes on distributions and sale of fund shares | Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	8.49%
5 YR	rr_AverageAnnualReturnYear05	9.58%
10 YR	rr_AverageAnnualReturnYear10	7.52%
Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	11.46%
5 YR	rr_AverageAnnualReturnYear05	10.91%
10 YR	rr_AverageAnnualReturnYear10	8.40%